related party transactions	12 Months Ended
Dec. 31, 2021
related party transactions
related party transactions
30	related party transactions
(a)	Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

Years ended December 31 (millions)	2021	2020 [1]
Short-term benefits	$16	$14
Post-employment pension [2] and other benefits	13	8
Share-based compensation [3]	70	42
	$99	$64

1	To reflect the expanded roles and responsibilities of Executive Team members who are not also Executive Leadership Team members, in fiscal 2021 we expanded our definition of key management personnel to include all Executive Team members, and we have applied such definition retrospectively.
2	Our Executive Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.
3	We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made initial awards of share-based compensation in 2021 and 2020, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense is being recognized rateably over a period of years and thus only a portion of the 2021 and 2020 initial awards are included in the amounts in the table above.

Years ended December 31 ($ in millions)	2021			2020
	Number of	Notional	Grant-date	Number of	Notional	Grant-date
	units	value [1]	fair value [1]	units	value [1]	fair value [1]
TELUS Corporation
Restricted share units	1,273,308	$33	$36	981,088	$25	$33
TELUS International (Cda) Inc.
Restricted share units	437,857	15	15	—	—	—
Share options	167,693	1	1	—	—	—
		16	16		—	—
		$49	$52		$25	$33

1	The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). The notional value of share options has been determined using an option pricing model. No share options were awarded to our key management personnel in fiscal 2020.

The amount recorded for liability-accounted restricted share units and share options awards outstanding as at December 31, 2021 was $7 million (2020 - $10 million).

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, TELUS Corporation Common Shares or cash. Deferred share units entitle directors to a specified number of TELUS Corporation Common Shares. Deferred share units accounted for as liabilities have been paid out when a director ceased to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the year ended December 31, 2021, no amount was paid out (2020 – $3 million). As at December 31, 2021 and 2020, no liability-accounted awards were outstanding.

During the year ended December 31, 2021, key management personnel exercised 215,973 TELUS International (Cda) Inc. share options (2020 - NIL), which had an intrinsic value of $7 million (2020 - NIL) at the time of exercise, reflecting a weighted average price at the date of exercise of $39.58 (2020 - N/A).

Employment agreements with members of the Executive Team typically provide for severance payments if an executive’s employment is terminated without cause: generally 18–24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)	Transactions with defined benefit pension plans

During the year ended December 31, 2021, we provided management and administrative services to our defined benefit pension plans; the charges for these services were on a cost recovery basis and amounted to $7 million (2020 – $7 million).

(c)	Transactions with real estate joint venture

During the years ended December 31, 2021 and 2020, we had transactions with the TELUS Sky real estate joint venture, which is a related party, as set out in Note 21. As at December 31, 2021, we had recorded lease liabilities of $95 million (2020 - $76 million) in respect of our TELUS Sky lease, and monthly cash payments are made in accordance with the lease agreement; one-third of those amounts is due to our economic interest in the real estate joint venture.